Lifestyle Conservative Portfolio Annual Fund Operating Expenses - Lifestyle Conservative Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2028April 30, 2028
Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%	[1]
Distribution and Service (12b-1) Fees	0.05%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.43%	[1],[2]
Expenses (as a percentage of Assets)	0.93%	[3]
Fee Waiver or Reimbursement	(0.17%)	[4],[5]
Net Expenses (as a percentage of Assets)	0.76%
Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.43%	[1],[2]
Expenses (as a percentage of Assets)	1.13%	[3]
Fee Waiver or Reimbursement	(0.17%)	[4],[5]
Net Expenses (as a percentage of Assets)	0.96%
NAV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.43%	[1],[2]
Expenses (as a percentage of Assets)	0.88%	[3]
Fee Waiver or Reimbursement	(0.17%)	[4],[5]
Net Expenses (as a percentage of Assets)	0.71%

[1]	Expense information has been restated to reflect new underlying investment options and asset classes, effective as of July 1, 2026.
[2]	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
[3]	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
[4]	The Adviser contractually agrees to waive its advisory fee for each Lifestyle Portfolio so that the aggregate advisory fee retained by the Adviser with respect to both the Lifestyle Portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average daily net assets and 0.49% of the Lifestyle Portfolios’ average daily net assets in excess of $7.5 billion. The expense limitation agreement expires on April 30, 2028unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which “Other expenses” of the fund exceed 0.04% of the average daily net assets of the fund. “Other expenses” means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, distribution and service (Rule 12b-1) fees, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2028 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.